FAIR VALUE MEASUREMENTS (Schedule of Fair Value of Call Spread Option) (Details) - Foreign exchange call spread combined option contracts [Member]	12 Months Ended
Dec. 31, 2015
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility	4.389%
Expected terms	2 months 26 days
Risk-free interest rate	0.16%
Risk-free interest rate	2.24%
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility	8.078%
Expected terms	7 months 17 days
Risk-free interest rate	0.53%
Risk-free interest rate	2.28%